20. Provisions (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfProvisionsLineItems [Line Items]
Provisions	R$ 993,625	R$ 1,422,588
Escrow deposits	(100,763)	(344,384)
Total	892,862	1,078,204
Current	458,387	607,959
Noncurrent	434,475	470,245
Customer claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	290,649	438,619
Escrow deposits	(43,841)	(56,301)
Total	246,808	382,318
Supplier claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	67,985	332,037
Escrow deposits	(24,380)	(259,608)
Total	43,605	72,429
Other civil claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	98,302	114,544
Escrow deposits	(13,519)	(16,227)
Total	84,783	98,317
Tax claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	63,335	77,100
Escrow deposits	(8,091)	(5,507)
Total	55,244	71,593
Labor claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	302,935	299,842
Escrow deposits	(10,932)	(6,741)
Total	292,003	293,101
Environmental claims
SummaryOfProvisionsLineItems [Line Items]
Provisions	170,419	160,446
Escrow deposits	0	0
Total	170,419	160,446
Current
SummaryOfProvisionsLineItems [Line Items]
Provisions	458,387	607,959
Escrow deposits	0	0
Noncurrent
SummaryOfProvisionsLineItems [Line Items]
Provisions	535,238	814,629
Escrow deposits	R$ (100,763)	R$ (344,384)